Vanguard Health Care Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Health Care Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.07%	5.81%	7.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	(1.59%)	5.73%	7.26%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.40%)	3.67%	5.10%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.95%	4.34%	5.44%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	(1.53%)	5.79%	7.31%